Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Intangible assets were as follows:

	Estimated weighted average useful life in years	2017	2016
Cost
Customer relationship intangibles [note 6]	10	$438	$392
Computer software	3	348	316
Patent and licenses	13	342	278

		1,128	986
Accumulated depreciation
Customer relationship intangibles [note 6]		(162)	(96)
Computer software		(263)	(242)
Patent and licenses		(53)	(27)

		$650	$621